Income taxes (CIT Reconciliation) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income taxes [Abstract]
CIT at rate of 25%	$ 19,763,496	$ 52,504,028	$ 58,070,622
Tax effect of non-deductible expenses	6,535,308	3,490,593	11,166,825
Unrecognized tax benefits	(8,628,537)	5,465,293	(4,994,595)
LAT expense	(3,771,248)	36,727,785	25,390,667
CIT benefit of LAT	942,812	(9,171,919)	(6,347,667)
Changes in valuation allowance	0	0	(7,856,467)
International rate difference	10,681,232	9,089,244	(336,247)
Income tax on undistributed earnings of PRC subsidiaries	440,464	3,500,000	2,204,619
Adjustment of estimated income tax accruals	3,953,417	(18,059,102)	(3,038,183)
Others	640,674	113,928	(84,947)
Actual income tax expense	$ 30,557,618	$ 83,659,850	$ 74,174,627